Income Tax (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Details
Accruals for payment of interest and penalties	$ 2	$ 7
Deferred Tax Assets, Capital Loss Carryforwards	0	0
Operating Loss Carryforwards	$ 0	$ 0